SCHEDULE OF BALANCE WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Receivables Note 7(a)	$ 37	$ 19
Liabilities:
Employees and payroll accruals	205	268	$ 46
Related party payables	198	140
Short term loan	78	80
Convertible loan		36	32
Related Party [Member]
Assets:
Receivables Note 7(a)			137
Liabilities:
Related party payables		140
Short term loan		$ 80	$ 89